Plan Description (Details) - EBP 105	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	3 years
Forfeited nonvested account, decrease from employer contribution	$ 50,194
Forfeited nonvested account	$ 24,207	$ 8,561
Participant contribution, percentage of maximum annual compensation	25.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, additional catch-up contributions, minimum age | year	50
Participant contribution, automatic, deferral rate	6.00%
Employer contribution maximum vesting age | year	65
Employer contribution, amount	$ 0
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing amount, percentage of total account	50.00%
Note receivable from participant, primary residence, maximum borrowing term	15 years
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, term	6 months
Participant loan, interest rate	3.25%
Benefit payment, installment periods	2 years
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, term	5 years
Participant loan, interest rate	9.50%
Benefit payment, installment periods	20 years